Related party transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [Line Items]
Loan to related parties	¥ 170,000	¥ 188,000	¥ 24,962
Promotion expense charged from Related parties	26,462	0	0
Payment on behalf of related parties, net of repayments	3,866	(2,543)	(23,116)
Repayment of loans from related parties	0	20,000	35,462
Online games revenue [Member]
Related party transactions [Line Items]
Revenue shared from related parties	3,588	31,366	87,414
Guangzhou Chenjun
Related party transactions [Line Items]
Partial disposal of investments to Guangzhou Chenjun	0	0	35,160
Guangzhou Sunhongs | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	116,033	103,439	92,068
Other Related Party [Member]
Related party transactions [Line Items]
Other transaction with related parties	23,447	11,833	14,276
Kingsoft Group
Related party transactions [Line Items]
Purchase of fixed assets from Kingsoft Group	16,776	0	0
Kingsoft Group | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	¥ 47,929	¥ 11,314	¥ 711